Condensed Consolidated Statement Of Cash Flows - USD ($)	1 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,400)		$ (21,421,515)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party under promissory note			1,000
Gain on investments (net), dividends and interest, held in Trust Account			(98,658)
Loss upon issuance of private placement warrants			14,062,000
Offering costs associated with derivative warrant liabilities			710,745
Change in fair value of derivative warrant liabilities			(705,000)
Legal expenses deferred until business combination			2,361,156
Changes in operating assets and liabilities:
Prepaid expenses			(50,208)
Accounts payable			74,281
Accrued expenses	1,000		3,815,044
Franchise tax payable	400		150,050
Net cash used in operating activities	0		(3,462,261)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(345,000,000)
Net cash used in investing activities			(345,000,000)
Cash Flows from Financing Activities:
Proceeds from loans from related parties			362,292
Repayment of loans from related parties			(1,116,142)
Proceeds received from initial public offering, gross			345,000,000
Proceeds received from private placement			8,900,000
Offering costs paid			(6,969,070)
Principal payment of convertible notes			(991,000)
Net cash provided by financing activities			348,538,236
Net increase in cash	0		75,975
Cash - beginning of the period			0
Cash - end of the period	0		75,975
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	10,000		39,194
Offering costs included in accrued expenses	50,000		85,000
Offering costs paid by related party under promissory note			439,100
Prepaid expenses paid by related party under promissory note			425,000
Reversal of accrued expenses			50,000
Deferred underwriting commissions in connection with the initial public offering			12,075,000
Value of Class A common stock subject to possible redemption			2,361,156
Deferred offering costs paid by Sponsor under note payable	750
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000
Planet Labs Inc [Member]
Cash Flows from Operating Activities:
Net loss		$ (91,159,000)		$ (89,605,000)	$ (127,103,000)	$ (123,714,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		33,865,000		46,300,000	62,212,000	77,629,000
Stock-based compensation, net of capitalized cost of $526 and $957, respectively		12,619,000		11,089,000	14,012,000	5,071,000
Provision for doubtful accounts		140,000		1,001,000	823,000	649,000
Change in fair value of convertible notes and warrant liabilities		11,429,000		16,513,000	30,053,000	(207,000)
Debt extinguishment (gain) loss		0		(673,000)	(673,000)	11,529,000
Deferred income taxes		406,000		121,000	(45,000)	(399,000)
Amortization of debt discount and issuance costs		2,328,000		1,966,000	2,750,000	1,392,000
Changes in operating assets and liabilities:
Accounts receivable		32,336,000		(17,512,000)	(19,932,000)	8,959,000
Prepaid expenses and other assets		(12,860,000)		(1,321,000)	2,617,000	12,942,000
Accounts payable, accrued and other liabilities		2,061,000		(565,000)	11,033,000	3,071,000
Deferred revenue		(17,401,000)		(768,000)	14,433,000	(27,286,000)
Deferred hosting cost		6,759,000		6,802,000	7,971,000
Deferred rent		(1,539,000)		(1,444,000)	(2,223,000)	(3,722,000)
Net cash used in operating activities		(21,016,000)		(28,096,000)	(4,027,000)	(33,687,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(6,051,000)		(20,845,000)	(26,096,000)	(16,665,000)
Capitalized internal-use software		(2,678,000)		(3,009,000)	(4,030,000)	(7,436,000)
Business acquisition, net of cash acquired						(2,457,000)
Other		(454,000)		(422,000)	(674,000)	(614,000)
Net cash used in investing activities		(9,183,000)		(24,276,000)	(30,800,000)	(27,172,000)
Cash Flows from Financing Activities:
Proceeds from the exercise of common stock options		6,866,000		438,000	539,000	264,000
Proceeds from issuance of convertible preferred stock, net						10,000,000
Principal payment of long-term debt						(51,176,000)
Proceeds from issuance of debt and common stock warrants, net of issuance costs		0		14,862,000	14,862,000	49,640,000
Principal payment of convertible notes		0		(2,586,000)	(2,586,000)
Proceeds from the early exercise of common stock options		17,928,000		0
Payments of deferred offering costs		(5,281,000)		0
Proceeds from issuance of convertible notes and preferred stock warrant		0		71,125,000	71,125,000
Net cash provided by financing activities		19,513,000		83,839,000	83,940,000	8,728,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(807,000)		250,000	(312,000)	(38,000)
Net increase in cash		(11,493,000)		31,717,000	48,801,000	(52,169,000)
Cash - beginning of the period		76,540,000		27,739,000	27,739,000	79,908,000
Cash - end of the period		65,047,000		59,456,000	76,540,000	27,739,000
Supplemental disclosure of cash flow information
Cash paid for interest		5,422,000		4,727,000	6,554,000	5,544,000
Cash paid for income tax		$ 672,000		447,000	1,084,000
Supplemental disclosure of noncash activities:
Convertible preferred stock issued for acquisition of business						14,772,000
Exchange of convertible notes						10,963,000
Accrued purchase of property and equipment			444,000	890,000	$ 522,000	$ 637,000
Deferred offering costs, accrued but not paid			$ 1,129,000	$ 0